Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2017	$ 0	$ 1	$ 518,085	$ (55,611)	$ 462,475
Balance at Dec. 31, 2017	1,000	10,140,527
Common shares issued for the acquisition of 41.03% of Navios Maritime Midstream Partners L.P. (“Navios Midstream”), net of expenses	$ 0	$ 0	22,514	0	22,514
Stock Issued During Period, Shares, Acquisitions		3,683,284
Acquisition of treasury stock	0	$ 0	(7,127)	0	(7,127)
Acquisition of treasury stock, shares		(672,153)
Stock based compensation	0	$ 0	1,076	0	1,076
Stock based compensation, shares		129,269
Dividend paid/ declared	0	$ 0	(12,213)	0	(12,213)
Net income / (loss)	0	0	0	(86,373)	(86,373)
Ending balance, value at Dec. 31, 2018	$ 0	$ 1	522,335	(141,984)	380,352
Balance at Dec. 31, 2018	1,000	13,280,927
Acquisition of treasury stock	$ 0	$ 0	(366)	0	(366)
Acquisition of treasury stock, shares		(64,289)
Stock based compensation	0	$ 0	909	0	909
Dividend paid/ declared	0	0	(17,070)	0	(17,070)
Net income / (loss)	0	0	0	(65,441)	(65,441)
Proceeds from public offering and issuance of common shares	$ 0	$ 1	15,467	0	15,468
Proceeds from public offring and issuance of common shares, shares		2,145,020
Conversion of preferred stock to common, shares	(1,000)
Conversion of preferred stock to common, shares		511,733
Ending balance, value at Dec. 31, 2019	$ 0	$ 2	521,275	(207,425)	313,852
Balance at Dec. 31, 2019	0	15,873,391
Stock based compensation	$ 0	$ 0	482	0	482
Dividend paid/ declared	0	0	(15,320)	0	(15,320)
Net income / (loss)	0	0	0	27,609	27,609
Proceeds from public offering and issuance of common shares	0	$ 0	3,234	0	3,234
Proceeds from public offring and issuance of common shares, shares		686,090
Ending balance, value at Dec. 31, 2020	$ 0	$ 2	$ 509,671	$ (179,816)	$ 329,857
Balance at Dec. 31, 2020	0	16,559,481